Description of Business and Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	Mar. 31, 2026
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years
Fixtures and vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Fixtures and vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years